INVENTORIES - Composition of inventories (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Total	$ 304,550,609	$ 299,970,909
Cost of inventory recognized as cost of sales	$ 2,037,679,124	$ 1,945,363,408	$ 1,601,997,255
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80.00%	80.00%
Gross asset
INVENTORIES
Raw materials	$ 127,485,242	$ 132,404,864
Finished products	128,636,733	121,326,380
Spare parts and other production supplies	39,602,883	39,296,081
Work in progress	266,951	378,573
Other inventories	13,085,031	10,742,769
Cost of inventory recognized as cost of sales	1,642,483,000	1,584,826,536
Obsolescence provision
INVENTORIES
Provision for obsolescence	$ (4,526,231)	$ (4,177,758)